Risk Management Activities - Commodity Derivative Instruments Not Designated as Hedging Instruments (Details) - Non-hedge - Commodity risk management	Dec. 31, 2024 MWh J t	Dec. 31, 2023 J MWh t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	47,593,000	54,043,000
Notional amount purchased	8,416,000	12,628,000
Natural Gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	2,122,000	50,949,000
Notional amount purchased | J	79,194,000	209,348,000
Transmission
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	0
Notional amount purchased	292,000	856,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	167,000	212,000
Notional amount purchased	370,000	804,000
Notional amount sold | t	1,850,000	4,450,000
Notional amount purchased | t	150,000	5,125,000
Coal
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | t	0	0
Notional amount purchased | t	1,728,000	5,172,000